Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income Tax [Line Items]
Current income tax expense	$ 2,005
Initial recording of deferred tax benefit	(1,760)
Income tax expense, as reported	$ 245	$ 0
Effective tax rate (percent)	4.00%